Pioneer Diversified High Income Fund, Inc.
Schedule of Investments  |  January 31, 2025

Ticker Symbol: HNW

Schedule of Investments  |  1/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 142.0%
	Senior Secured Floating Rate Loan Interests — 6.7% of Net Assets*(a)
	Auto Parts & Equipment — 0.8%
192,205	First Brands Group LLC, 2022-II First Lien Incremental Term Loan, 9.552% (Term SOFR + 500 bps), 3/30/27	$ 189,202
689,259	First Brands Group LLC, First Lien 2021 Term Loan, 9.552% (Term SOFR + 500 bps), 3/30/27	678,058
	Total Auto Parts & Equipment	$867,260

	Auto Repair Centers — 0.4%
472,625	Champions Holdco, Inc., Initial Term Loan, 9.271% (Term SOFR + 475 bps), 2/23/29	$ 432,452
	Total Auto Repair Centers	$432,452

	Building & Construction — 0.5%
494,942	Service Logic Acquisition, Inc., Relevant Term Loan, 7.812% (Term SOFR + 350 bps), 10/29/27	$ 500,510
	Total Building & Construction	$500,510

	Chemicals-Diversified — 0.7%
397,000	Ineos Quattro Holdings UK Ltd., 2029 Tranche B Dollar Term Loan, 8.662% (Term SOFR + 425 bps), 4/2/29	$ 397,000
375,039	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 7.926% (Term SOFR + 350 bps), 10/15/28	377,383
	Total Chemicals-Diversified	$774,383

	Chemicals-Specialty — 0.1%
122,151	Mativ Holdings, Inc., Term B Loan, 8.176% (Term SOFR + 375 bps), 4/20/28	$ 122,074
	Total Chemicals-Specialty	$122,074

	Commercial Services — 0.3%
383,075	DS Parent, Inc., Term Loan B, 9.829% (Term SOFR + 550 bps), 1/31/31	$ 362,485
	Total Commercial Services	$362,485

	Computer Services — 0.2%
160,000	Amentum Holdings, Inc., Initial Term Loan, 6.562% (Term SOFR + 225 bps), 9/29/31	$ 159,740
	Total Computer Services	$159,740

1Pioneer Diversified High Income Fund, Inc. | 1/31/25

Principal Amount USD ($)		Value
	Cruise Lines — 0.3%
354,112	LC Ahab US Bidco LLC, Initial Term Loan, 7.312% (Term SOFR + 300 bps), 5/1/31	$ 356,547
	Total Cruise Lines	$356,547

	Dialysis Centers — 0.4%
402,924	U.S. Renal Care, Inc., Closing Date Term Loan, 9.426% (Term SOFR + 500 bps), 6/20/28	$ 376,063
	Total Dialysis Centers	$376,063

	Distribution & Wholesale — 0.3%
308,609	Windsor Holdings III LLC, 2024 September Dollar Term B Loan, 7.802% (Term SOFR + 350 bps), 8/1/30	$ 311,502
	Total Distribution & Wholesale	$311,502

	Electric-Generation — 0.6%
573,562	Alpha Generation LLC, Initial Term B Loan, 7.062% (Term SOFR + 275 bps), 9/30/31	$ 577,506
	Total Electric-Generation	$577,506

	Electronic Composition — 0.1%
120,240	Natel Engineering Co., Inc., Initial Term Loan, 10.676% (Term SOFR + 625 bps), 4/30/26	$ 113,777
	Total Electronic Composition	$113,777

	Medical-Drugs — 1.3%
775,807(b)	Bausch Health Companies Inc., Second Amendment Term Loan, 2/1/27	$ 755,118
164,588	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.312% (Term SOFR + 400 bps), 4/23/31	166,028
401,962	Financiere Mendel, Additional Term USD Facility 1, 7.772% (Term SOFR + 325 bps), 11/8/30	405,145
	Total Medical-Drugs	$1,326,291

	Pipelines — 0.1%
148,106	M6 ETX Holdings II MidCo LLC, Initial Term Loan, 8.912% (Term SOFR + 450 bps), 9/19/29	$ 149,008
	Total Pipelines	$149,008

	Recreational Centers — 0.5%
537,640	Fitness International LLC, Term B Loan, 9.562% (Term SOFR + 525 bps), 2/12/29	$ 541,756
	Total Recreational Centers	$541,756

Pioneer Diversified High Income Fund, Inc. | 1/31/252

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Schools — 0.1%
98,500	Bach Finance Ltd., Initial Dollar Term Loan, 7.496% (Term SOFR + 325 bps), 1/9/32	$ 99,885
	Total Schools	$99,885

	Total Senior Secured Floating Rate Loan Interests (Cost $7,079,619)	$7,071,239

Shares
	Common Stocks — 0.6% of Net Assets
	Communications Equipment — 0.1%
16,729(c)	Digicel International Finance Ltd.	$ 108,740
	Total Communications Equipment	$108,740

	Financial Services — 0.0%†
152,704(c)+	Unifin Financiera SAB de CV	$ 8,843
	Total Financial Services	$8,843

	Household Durables — 0.0%†
89,094(c)	Desarrolladora Homex SAB de CV	$ 4
	Total Household Durables	$4

	Oil, Gas & Consumable Fuels — 0.0%†
6(c)	Amplify Energy Corp.	$ 32
2,189(c)	Petroquest Energy, Inc.	285
	Total Oil, Gas & Consumable Fuels	$317

	Passenger Airlines — 0.5%
24,166(c)	Grupo Aeromexico SAB de CV	$ 505,354
	Total Passenger Airlines	$505,354

	Pharmaceuticals — 0.0%†
1,957(c)	Endo, Inc.	$ 51,665
	Total Pharmaceuticals	$51,665

	Professional Services — 0.0%
441,379(c)+	Atento S.A.	$ —
	Total Professional Services	$—

	Total Common Stocks (Cost $519,805)	$674,923

3Pioneer Diversified High Income Fund, Inc. | 1/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — 4.9% of Net Assets
500,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	$ 494,882
452,153	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class G, 12.748%, 5/17/32 (144A)	460,414
719,873	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class G, 11.395%, 9/15/32 (144A)	721,356
1,000,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class G, 9.812%, 2/26/29 (144A)	1,011,114
1,000,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 13.705% (3 Month Term SOFR + 941 bps), 7/20/33 (144A)	999,202
500,000(d)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	43,000
650,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	686,053
698,968	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class F, 12.24%, 12/15/33 (144A)	729,504
	Total Asset Backed Securities (Cost $5,444,647)	$5,145,525

	Collateralized Mortgage Obligations—2.7% of Net Assets
330,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.351% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 348,335
13,871(a)	DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1C, 5.253% (1 Month Term SOFR + 95 bps), 10/19/45	13,688
200,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class B2, 12.151% (SOFR30A + 780 bps), 11/25/41 (144A)	217,438
450,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B2, 10.601% (SOFR30A + 625 bps), 9/25/41 (144A)	475,502
280,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B2, 12.851% (SOFR30A + 850 bps), 2/25/42 (144A)	309,487
545,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 12.615% (SOFR30A + 826 bps), 7/25/49 (144A)	626,273
100,000(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 10.551% (SOFR30A + 620 bps), 11/25/41 (144A)	105,690
Pioneer Diversified High Income Fund, Inc. | 1/31/254

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
16,876	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	$ 7,278
640,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.965% (SOFR30A + 1,061 bps), 2/25/47 (144A)	780,485
	Total Collateralized Mortgage Obligations (Cost $2,627,096)	$2,884,176

	Commercial Mortgage-Backed Securities—10.2% of Net Assets
1,000,000(d)	Benchmark Mortgage Trust, Series 2020-B18, Class AGNG, 4.388%, 7/15/53 (144A)	$ 949,725
500,000(a)	BPR Trust, Series 2021-WILL, Class E, 11.171% (1 Month Term SOFR + 686 bps), 6/15/38 (144A)	486,930
507,500(a)	BX Trust, Series 2022-PSB, Class F, 11.639% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	512,572
6,924,924(d)(e)	CD Mortgage Trust, Series 2016-CD1, Class XA, 1.346%, 8/10/49	73,414
17,590,699(d)(e)	COMM Mortgage Trust, Series 2015-LC21, Class XA, 0.596%, 7/10/48	2,201
600,000(d)	COMM Mortgage Trust, Series 2024-CBM, Class G, 7.927%, 12/10/41 (144A)	530,228
750,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.101% (SOFR30A + 775 bps), 1/25/51 (144A)	832,211
413,945(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	388,732
996,400(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.542% (SOFR30A + 701 bps), 8/25/29	958,559
111,356(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 10.892% (SOFR30A + 636 bps), 1/25/27 (144A)	102,023
211,707(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 13.642% (SOFR30A + 911 bps), 7/25/30 (144A)	201,839
1,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	580,408
12,325,350(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	54,273
1,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	4,220
376,592(d)(e)	GS Mortgage Securities Trust, Series 2014-GC24, Class XA, 0.326%, 9/10/47	4
500,000(a)	HIH Trust, Series 2024-61P, Class G, 11.241% (1 Month Term SOFR + 694 bps), 10/15/41 (144A)	499,896
5Pioneer Diversified High Income Fund, Inc. | 1/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,000,000(d)	HTL Commercial Mortgage Trust, Series 2024-T53, Class F, 11.927%, 5/10/39 (144A)	$ 1,038,996
500,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.417%, 4/15/46	125,000
999,973(d)(e)	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class XA, 0.788%, 11/15/47	10
4,761,735(d)(e)	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class XA, 0.948%, 11/15/49	58,659
5,490,483(d)(e)	Morgan Stanley Capital I Trust, Series 2016-UB12, Class XA, 0.631%, 12/15/49	46,276
702,812(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.215% (SOFR30A + 386 bps), 3/25/50 (144A)	713,767
900,000(d)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398%, 8/15/36 (144A)	360,023
290,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	201,550
190,323(d)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 2/25/50 (144A)	132,302
1,100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	854,079
1,660,500(d)	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, 4.59%, 11/15/48 (144A)	1,089,726
	Total Commercial Mortgage-Backed Securities (Cost $12,037,464)	$10,797,623

	Convertible Corporate Bonds — 2.1% of Net Assets
	Banks — 0.0%†
IDR812,959,000	PT Bakrie & Brothers Tbk, 12/31/25	$ 3,591
	Total Banks	$3,591

	Chemicals — 1.8%
1,900,000(g)	Hercules LLC, 6.50%, 6/30/29	$ 1,941,867
	Total Chemicals	$1,941,867

Pioneer Diversified High Income Fund, Inc. | 1/31/256

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Entertainment — 0.3%
312,000(f)	DraftKings Holdings, Inc., 3/15/28	$ 269,412
	Total Entertainment	$269,412

	Total Convertible Corporate Bonds (Cost $1,927,276)	$2,214,870

	Corporate Bonds — 83.1% of Net Assets
	Advertising — 1.9%
645,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 574,264
535,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	495,931
625,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	532,799
400,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	403,366
	Total Advertising	$2,006,360

	Aerospace & Defense — 0.2%
214,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	$ 224,291
	Total Aerospace & Defense	$224,291

	Airlines — 5.9%
1,558,536(h)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 1,528,924
1,460,000(i)	Avianca Midco 2 Plc, 9.625%, 2/14/30 (144A)	1,423,500
1,354,192(a)	Gol Finance S.A., 14.787% (1 Month Term SOFR + 1,050 bps), 4/29/25 (144A)	1,411,312
505,000	Grupo Aeromexico S.A.B de CV, 8.25%, 11/15/29 (144A)	504,369
1,090,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	1,088,637
285,000	Latam Airlines Group S.A., 13.375%, 10/15/29 (144A)	324,320
	Total Airlines	$6,281,062

	Auto Manufacturers — 0.4%
440,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	$ 468,636
	Total Auto Manufacturers	$468,636

	Banks — 4.6%
1,135,000(d)	Banco GNB Sudameris S.A., 7.50% (5 Year CMT Index + 666 bps), 4/16/31 (144A)	$ 1,104,753
685,000(d)(j)	Banco Mercantil del Norte S.A., 8.375% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 776 bps) (144A)	684,930
7Pioneer Diversified High Income Fund, Inc. | 1/31/25

Principal Amount USD ($)		Value
	Banks — (continued)
EUR1,200,000(d)(j)	CaixaBank S.A., 3.625% (5 Year EUR Swap + 386 bps)	$ 1,163,618
155,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	173,044
350,000(d)(j)	ING Groep NV, 6.50% (5 Year USD Swap Rate + 445 bps)	350,415
225,000(d)(j)	Intesa Sanpaolo S.p.A., 7.70% (5 Year USD Swap Rate + 546 bps) (144A)	224,705
865,000(d)(j)(k)+	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	—
350,000(d)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	353,828
230,000(d)(j)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	265,653
490,000(d)(j)	Yapi ve Kredi Bankasi AS, 9.743% (5 Year CMT Index + 550 bps) (144A)	511,070
	Total Banks	$4,832,016

	Biotechnology — 0.3%
EUR345,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 349,827
	Total Biotechnology	$349,827

	Building Materials — 2.6%
846,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 896,461
464,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	375,472
1,520,000	Limak Cimento Sanayi ve Ticaret AS, 9.75%, 7/25/29 (144A)	1,520,775
	Total Building Materials	$2,792,708

	Chemicals — 4.0%
735,000	Celanese US Holdings LLC, 6.95%, 11/15/33	$ 769,176
EUR420,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	305,911
300,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	316,364
415,000	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	395,402
280,000	Olin Corp., 9.50%, 6/1/25 (144A)	280,700
EUR580,000	Olympus Water US Holding Corp., 9.625%, 11/15/28 (144A)	640,480
985,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	1,042,837
EUR420,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	465,118
	Total Chemicals	$4,215,988

Pioneer Diversified High Income Fund, Inc. | 1/31/258

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — 3.9%
230,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 235,817
585,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	588,686
500,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	516,403
730,000	EquipmentShare.com, Inc., 8.00%, 3/15/33 (144A)	758,788
473,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	455,603
660,000	Garda World Security Corp., 8.375%, 11/15/32 (144A)	681,455
558,000	Sotheby's, 7.375%, 10/15/27 (144A)	549,166
295,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	302,254
	Total Commercial Services	$4,088,172

	Computers — 0.2%
155,000	Amentum Holdings, Inc., 7.25%, 8/1/32 (144A)	$ 157,138
	Total Computers	$157,138

	Diversified Financial Services — 6.6%
500,000(d)(j)	Air Lease Corp., 4.125% (5 Year CMT Index + 315 bps)	$ 477,462
275,000(k)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	28,407
640,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	662,396
540,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	563,624
EUR235,000	Garfunkelux Holdco 3 S.A., 6.75%, 11/1/25 (144A)	168,241
GBP400,000	Garfunkelux Holdco 3 S.A., 7.75%, 11/1/25 (144A)	343,480
1,295,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	1,330,262
685,000	OneMain Finance Corp., 9.00%, 1/15/29	727,602
145,000	Planet Financial Group LLC, 10.50%, 12/15/29 (144A)	149,155
1,030,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	1,076,679
1,475,000	Sammaan Capital, Ltd., 9.70%, 7/3/27 (144A)	1,480,384
1,174,000+	Unifin Financiera SAB de CV, 1/27/28	—
	Total Diversified Financial Services	$7,007,692

9Pioneer Diversified High Income Fund, Inc. | 1/31/25

Principal Amount USD ($)		Value
	Electric — 1.0%
1,030,000	GDZ Elektrik Dagitim AS, 9.00%, 10/15/29 (144A)	$ 1,008,653
7,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	6,999
	Total Electric	$1,015,652

	Engineering & Construction — 1.1%
960,000	ASG Finance Designated Activity Co., 9.75%, 5/15/29 (144A)	$ 970,027
230,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	217,399
	Total Engineering & Construction	$1,187,426

	Entertainment — 0.6%
295,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	$ 304,323
EUR310,000	Lottomatica Group S.p.A., 7.125%, 6/1/28 (144A)	336,226
	Total Entertainment	$640,549

	Food — 0.7%
215,000(h)	Chobani Holdco II LLC, 8.75% (9.50% PIK or 8.75% Cash), 10/1/29 (144A)	$ 232,853
520,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	541,791
	Total Food	$774,644

	Forest Products & Paper — 0.5%
EUR500,000	Fedrigoni S.p.A., 6.125%, 6/15/31 (144A)	$ 521,942
	Total Forest Products & Paper	$521,942

	Healthcare-Services — 3.6%
800,800	Auna S.A., 10.00%, 12/15/29 (144A)	$ 853,949
1,365,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	1,298,033
1,677,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	1,705,348
	Total Healthcare-Services	$3,857,330

	Home Builders — 0.8%
885,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 895,944
	Total Home Builders	$895,944

	Insurance — 4.3%
4,106,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	$ 4,557,096
	Total Insurance	$4,557,096

Pioneer Diversified High Income Fund, Inc. | 1/31/2510

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Internet — 1.5%
1,285,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 1,283,702
265,000	ION Trading Technologies S.a.r.l., 9.50%, 5/30/29 (144A)	276,727
	Total Internet	$1,560,429

	Iron & Steel — 2.3%
845,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 872,528
325,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	323,203
613,000	Metinvest BV, 7.75%, 10/17/29 (144A)	437,056
870,000	TMS International Corp., 6.25%, 4/15/29 (144A)	823,586
	Total Iron & Steel	$2,456,373

	Leisure Time — 1.6%
100,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 100,173
120,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	127,711
400,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	412,807
740,000	NCL Corp., Ltd., 6.75%, 2/1/32 (144A)	751,554
245,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	244,989
	Total Leisure Time	$1,637,234

	Lodging — 0.7%
800,000(l)	Grupo Posadas SAB de CV, 7.00%, 12/30/27 (144A)	$ 725,176
	Total Lodging	$725,176

	Machinery-Diversified — 0.8%
EUR760,000(a)	Mangrove Luxco III S.a.r.l., 7.785% (3 Month EURIBOR + 500 bps), 7/15/29 (144A)	$ 796,308
	Total Machinery-Diversified	$796,308

	Media — 2.4%
400,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	$ 351,655
300,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	298,526
655,000	Gray Media, Inc., 10.50%, 7/15/29 (144A)	685,673
1,210,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	1,231,410
	Total Media	$2,567,264

	Mining — 1.8%
400,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	$ 399,405
11Pioneer Diversified High Income Fund, Inc. | 1/31/25

Principal Amount USD ($)		Value
	Mining — (continued)
1,260,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	$ 1,292,552
200,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	211,366
	Total Mining	$1,903,323

	Oil & Gas — 13.3%
290,000	3R Lux S.a.r.l., 9.75%, 2/5/31 (144A)	$ 303,050
265,000	Azule Energy Finance Plc, 8.125%, 1/23/30 (144A)	267,650
910,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	937,526
310,488	Borr IHC, Ltd./Borr Finance LLC, 10.00%, 11/15/28 (144A)	310,125
228,350	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	227,493
85,000	Cenovus Energy, Inc., 6.75%, 11/15/39	91,778
520,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	543,852
370,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	392,186
520,000	Civitas Resources, Inc., 8.75%, 7/1/31 (144A)	548,424
1,510,000	Energean Plc, 6.50%, 4/30/27 (144A)	1,507,357
405,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	392,324
410,000	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29 (144A)	403,469
1,247,475	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	1,055,214
515,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	497,709
955,000	Occidental Petroleum Corp., 4.40%, 4/15/46	721,294
800,000	Petroleos Mexicanos, 5.95%, 1/28/31	669,871
970,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	866,783
900,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (144A)	834,284
860,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	862,768
440,000	Transocean, Inc., 6.80%, 3/15/38	360,848
280,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	280,991
280,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	281,917
785,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	712,678
620,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	611,971
281,000	YPF S.A., 6.95%, 7/21/27 (144A)	282,941
110,000	YPF S.A., 8.75%, 9/11/31 (144A)	113,256
	Total Oil & Gas	$14,077,759

Pioneer Diversified High Income Fund, Inc. | 1/31/2512

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas Services — 1.1%
521,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	$ 521,043
566,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	587,536
	Total Oil & Gas Services	$1,108,579

	Pharmaceuticals — 0.0%
381,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	$ —
600,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$—

	Pipelines — 4.7%
751,953	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 752,064
510,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	512,089
450,000(a)	Energy Transfer LP, 7.57% (3 Month Term SOFR + 328 bps), 11/1/66	448,650
915,000(d)(j)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	927,948
145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	130,167
344,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	317,644
970,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	1,021,568
575,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	605,165
215,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	239,662
	Total Pipelines	$4,954,957

	REITs — 1.5%
EUR210,000	Alexandrite Monnet UK Holdco Plc, 10.50%, 5/15/29 (144A)	$ 238,751
890,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	781,659
10,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	9,123
550,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	588,050
	Total REITs	$1,617,583

	Retail — 1.2%
GBP555,000	CD&R Firefly Bidco Plc, 8.625%, 4/30/29 (144A)	$ 709,477
510,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	533,627
	Total Retail	$1,243,104

13Pioneer Diversified High Income Fund, Inc. | 1/31/25

Principal Amount USD ($)		Value
	Telecommunications — 5.0%
695,000	Altice France Holding S.A., 6.00%, 2/15/28 (144A)	$ 189,352
607,000	Altice France Holding S.A., 10.50%, 5/15/27 (144A)	185,335
200,000	Altice France S.A., 8.125%, 2/1/27 (144A)	167,931
445,000	Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 9/15/29 (144A)	398,866
200,000	Iliad Holding SASU, 8.50%, 4/15/31 (144A)	214,767
836,000(k)	Kenbourne Invest S.A., 6.875%, 11/26/24 (144A)	304,200
850,000	Sprint LLC, 7.625%, 3/1/26	866,818
850,000	Total Play Telecomunicaciones S.A. de CV, 6.375%, 9/20/28 (144A)	617,108
1,195,000	Turkcell Iletisim Hizmetleri AS, 7.65%, 1/24/32 (144A)	1,205,423
EUR560,000	Zegona Finance Plc, 6.75%, 7/15/29 (144A)	620,181
500,000	Zegona Finance Plc, 8.625%, 7/15/29 (144A)	533,750
	Total Telecommunications	$5,303,731

	Transportation — 2.0%
1,245,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 1,154,936
655,000	Danaos Corp., 8.50%, 3/1/28 (144A)	666,726
400,000	Simpar Europe S.A., 5.20%, 1/26/31 (144A)	291,100
	Total Transportation	$2,112,762

	Total Corporate Bonds (Cost $88,426,629)	$87,939,055

Shares
	Preferred Stock — 0.0%† of Net Assets
	Internet — 0.0%†
50,188(c)	MYT Holding LLC, 10.00%, 6/6/29	$ 21,957
	Total Internet	$21,957

	Total Preferred Stock (Cost $91,624)	$21,957

	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP6,475(c)	Avation Plc, 1/1/59	$ 4,416
	Total Trading Companies & Distributors	$4,416

	Total Right/Warrant (Cost $—)	$4,416

Pioneer Diversified High Income Fund, Inc. | 1/31/2514

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance-Linked Securities — 30.3% of Net Assets#
	Event Linked Bonds — 17.9%
	Earthquakes – California — 0.5%
250,000(a)	Sutter Re, 14.034%, (3 Month U.S. Treasury Bill + 975 bps), 6/19/26 (144A)	$ 262,850
300,000(a)	Torrey Pines Re, 9.50%, (3 Month U.S. Treasury Bill + 522 bps), 6/5/26 (144A)	308,550
		$571,400

	Earthquakes – U.S. — 0.2%
250,000(a)	Ursa Re, 9.784%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 255,125
	Flood – U.S. — 1.0%
250,000(a)	FloodSmart Re, 16.114%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 251,000
500,000(a)	FloodSmart Re, 18.284%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	523,000
250,000(a)	FloodSmart Re, 21.434%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	255,475
		$1,029,475

	Multiperil – Florida — 0.5%
500,000(a)	Sanders Re, 12.424%, (3 Month U.S. Treasury Bill + 814 bps), 6/5/26 (144A)	$ 522,700
	Multiperil – U.S. — 6.1%
250,000(a)	Bonanza Re, 9.784%, (3 Month U.S. Treasury Bill + 550 bps), 12/19/27 (144A)	$ 251,075
500,000(a)	Foundation Re, 10.534%, (3 Month U.S. Treasury Bill + 625 bps), 1/8/27 (144A)	510,200
250,000(a)	Four Lakes Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	254,150
250,000(a)	Four Lakes Re, 13.784%, (3 Month U.S. Treasury Bill + 950 bps), 1/7/27 (144A)	257,975
250,000(a)	High Point Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	254,225
500,000(a)	Matterhorn Re, 12.127%, (SOFR + 775 bps), 3/24/25 (144A)	502,000
250,000(a)	Merna Re II, 11.534%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	261,550
250,000(a)	Merna Re II, 12.784%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	263,875
500,000(a)	Mystic Re, 16.284%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	522,100
15Pioneer Diversified High Income Fund, Inc. | 1/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Residential Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/28 (144A)	$ 256,075
375,000(a)	Residential Re, 11.974%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	393,525
500,000(a)	Residential Re, 12.704%, (1 Month U.S. Treasury Bill + 842 bps), 12/6/27 (144A)	523,050
500,000(a)	Residential Re, 16.304%, (3 Month U.S. Treasury Bill + 1,202 bps), 12/6/25 (144A)	486,200
500,000(a)	Sanders Re, 9.534%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	499,550
250,000(a)	Sanders Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	261,250
250,000(a)	Sanders Re III, 9.834%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	259,225
250,000(a)	Solomon Re, 9.804%, (3 Month U.S. Treasury Bill + 552 bps), 6/8/26 (144A)	257,500
250,000(a)	Stabilitas Re, 12.774%, (3 Month U.S. Treasury Bill + 849 bps), 6/5/26 (144A)	259,900
250,000(a)	Topanga Re, 9.334%, (3 Month U.S. Treasury Bill + 505 bps), 1/8/26 (144A)	125,000
		$6,398,425

	Multiperil – U.S. & Canada — 2.2%
250,000(a)	Atlas Re, 16.933%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 284,800
500,000(a)	Galileo Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	527,900
250,000(a)	Kilimanjaro II Re, 11.534%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	265,300
250,000(a)	Kilimanjaro III Re, 16.644%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/21/25 (144A)	253,750
250,000(a)	Kilimanjaro III Re, 16.644%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	251,200
250,000(a)	Matterhorn Re, 10.157%, (SOFR + 575 bps), 12/8/25 (144A)	247,225
250,000(a)	Mona Lisa Re, 14.034%, (3 Month U.S. Treasury Bill + 975 bps), 6/25/27 (144A)	275,075
250,000(a)	Mona Lisa Re, 16.784%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	262,000
		$2,367,250

Pioneer Diversified High Income Fund, Inc. | 1/31/2516

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — 0.5%
250,000(a)	Aquila Re, 12.554%, (3 Month U.S. Treasury Bill + 827 bps), 6/8/26 (144A)	$ 261,525
250,000(a)	Aquila Re, 13.464%, (3 Month U.S. Treasury Bill + 918 bps), 6/8/26 (144A)	263,200
		$524,725

	Multiperil – Worldwide — 0.7%
250,000(a)	Atlas Capital, 12.141%, (SOFR + 772 bps), 6/5/26 (144A)	$ 263,050
250,000(a)	Cat Re 2001, 17.324%, (3 Month U.S. Treasury Bill + 1,304 bps), 1/8/27 (144A)	259,700
250,000(a)	Kendall Re, 12.034%, (3 Month U.S. Treasury Bill + 775 bps), 4/30/27 (144A)	260,000
		$782,750

	Windstorm – Florida — 0.8%
250,000(a)	Integrity Re, 11.114%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 25,000
250,000(a)	Marlon Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	255,250
250,000(a)	Merna Re II, 13.034%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	262,700
250,000(a)	Purple Re, 13.284%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	255,575
		$798,525

	Windstorm – Mexico — 0.5%
250,000(a)	International Bank for Reconstruction & Development, 16.567%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 264,625
250,000(a)	International Bank for Reconstruction & Development, 18.071%, (SOFR + 1,372 bps), 4/24/28 (144A)	258,675
		$523,300

	Windstorm – North Carolina — 0.7%
500,000(a)	Blue Ridge Re, 12.284%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	$ 520,600
250,000(a)	Cape Lookout Re, 13.874%, (3 Month U.S. Treasury Bill + 959 bps), 3/28/25 (144A)	252,000
		$772,600

17Pioneer Diversified High Income Fund, Inc. | 1/31/25

Principal Amount USD ($)		Value
	Windstorm – Texas — 0.5%
250,000(a)	Alamo Re, 6.00%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 259,925
250,000(a)	Alamo Re, 15.534%, (1 Month U.S. Treasury Bill + 1,125 bps), 6/7/26 (144A)	264,300
		$524,225

	Windstorm – U.S. — 2.5%
250,000(a)	Alamo Re, 12.676%, (1 Month U.S. Treasury Bill + 839 bps), 6/7/26 (144A)	$ 260,425
250,000(a)	Bonanza Re, 9.904%, (3 Month U.S. Treasury Bill + 562 bps), 3/16/25 (144A)	249,500
250,000(a)	Bonanza Re, 12.734%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	256,375
250,000(a)	Cape Lookout Re, 12.704%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	260,400
250,000(a)	Gateway Re, 18.244%, (1 Month U.S. Treasury Bill + 1,396 bps), 2/24/26 (144A)	266,275
250,000(a)	Gateway Re II, 13.184%, (3 Month U.S. Treasury Bill + 890 bps), 4/27/26 (144A)	264,225
250,000(a)	Merna Re II, 14.534%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	261,350
250,000(a)	Purple Re, 17.121%, (1 Month Term SOFR + 1,281 bps), 4/24/26 (144A)	263,175
500,000(a)	Queen Street Re, 11.784%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	514,500
		$2,596,225

	Windstorm – U.S. Regional — 0.7%
250,000(a)	Citrus Re, 10.874%, (3 Month U.S. Treasury Bill + 659 bps), 6/7/26 (144A)	$ 259,100
250,000(a)	Citrus Re, 13.054%, (3 Month U.S. Treasury Bill + 877 bps), 6/7/26 (144A)	261,900
250,000(a)	Citrus Re, 13.534%, (3 Month U.S. Treasury Bill + 925 bps), 6/7/27 (144A)	259,650
		$780,650

	Winterstorm – Florida — 0.5%
250,000(a)	Integrity Re, 17.144%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 259,500
250,000(a)	Lightning Re, 15.284%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	264,750
		$524,250

	Total Event Linked Bonds	$18,971,625

Pioneer Diversified High Income Fund, Inc. | 1/31/2518

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Face Amount USD ($)		Value
	Collateralized Reinsurance — 3.7%
	Multiperil – Massachusetts — 0.2%
250,000(c)(m)+	Portsalon Re 2022, 5/31/28	$ 229,230
	Multiperil – U.S. — 1.1%
264,839(m)+	Ballybunion Re 2022, 12/31/27	$ —
250,000(c)(m)+	Cheltenham-PI0051 Re 2024, 5/31/30	244,092
878,691(c)(m)+	PI0047 2024-1, 12/31/29	969,566
		$1,213,658

	Multiperil – Worldwide — 1.9%
100,000(c)(m)+	Dartmouth Re 2021, 12/31/25	$ 15,000
500,000(c)(m)+	Gamboge Re, 3/31/30	509,949
750,000(c)(m)+	Merion Re 2024-1, 12/31/29	20,807
750,000(c)(m)+	Merion Re 2025-1, 12/31/30	656,237
250,000(c)(m)+	Old Head Re 2025, 12/31/30	197,989
250,000(c)(m)+	Phoenix 3 Re, 1/4/39	280,275
250,000(c)(m)+	Pine Valley Re 2025, 12/31/29	215,514
250,000(c)(m)+	Walton Health Re 2019, 6/30/25	34,248
250,000(c)(m)+	Walton Health Re 2022, 12/15/27	36,438
		$1,966,457

	Windstorm – North Carolina — 0.0%†
250,000(c)(m)+	Mangrove Risk Solutions, 4/30/30	$ 3,675
	Windstorm – U.S. Regional — 0.5%
1,015,734(c)(m)+	Oakmont Re 2020, 3/31/27	$ —
500,000(c)(m)+	Oakmont Re 2024, 4/1/30	512,829
		$512,829

	Total Collateralized Reinsurance	$3,925,849

	Reinsurance Sidecars — 8.7%
	Multiperil – U.S. — 0.5%
226,387(c)(m)+	Carnoustie Re 2023, 12/31/28	$ 16,952
500,000(c)(m)+	Carnoustie Re 2025, 12/31/30	480,000
1,000,000(c)(n)+	Harambee Re 2018, 12/31/25	600
1,000,000(n)+	Harambee Re 2019, 12/31/25	—
500,000(c)(n)+	Harambee Re 2020, 12/31/25	—
		$497,552

	Multiperil – U.S. Regional — 0.0%
250,000(c)(m)+	Brotherhood Re, 1/31/26	$ —
	Multiperil – Worldwide — 8.2%
225,450(n)+	Alturas Re 2020-3, 9/30/25	$ —
213,682(n)+	Alturas Re 2021-3, 7/31/25	8,761
19Pioneer Diversified High Income Fund, Inc. | 1/31/25

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
376,048(c)(n)+	Alturas Re 2022-2, 12/31/27	$ 21,021
500,000(c)+	Banbury-PI0050 Re 2024, 3/31/30	527,126
1,000,000(c)(m)+	Bantry Re 2024, 12/31/29	134,543
1,000,000(c)(m)+	Bantry Re 2025, 12/31/30	980,000
993,323(c)(m)+	Berwick Re 2020-1, 12/31/25	—
1,000,000(c)(m)+	Berwick Re 2025, 12/31/30	990,000
500,000(c)(m)+	Carnoustie Re 2024, 12/31/29	45,021
500,000(c)(m)+	Clearwater Re 2025, 12/31/30	490,000
49,927(c)(m)+	Eden Re II, 3/21/25 (144A)	3,320
80,000(c)(m)+	Eden Re II, 3/20/26 (144A)	1,969
3,000(m)+	Eden Re II, 3/19/27 (144A)	8,924
250,000(c)(m)+	Gleneagles Re 2021, 12/31/25	25
250,000(c)(m)+	Gleneagles Re 2022, 12/31/27	37,500
1,000,000(c)(m)+	Gullane Re 2024, 12/31/29	100,852
1,000,000(c)(m)+	Gullane Re 2025, 12/31/30	960,000
498,977(c)(n)+	Lorenz Re 2019, 6/30/25	3,892
363,953(c)(m)+	Merion Re 2022-2, 12/31/27	326,888
500,000(c)(m)+	Pangaea Re 2024-3, 7/1/28	525,000
500,000(c)(m)+	Pangaea Re 2025-1, 12/31/30	485,000
645(c)(m)+	Sector Re V, 12/1/28 (144A)	187,884
645(c)(m)+	Sector Re V, 12/1/28 (144A)	187,884
1,000,000(c)(m)+	Sector Re V, 12/1/29 (144A)	1,034,428
250,000(m)+	Sussex Re 2021-1, 12/31/25	—
500,000(m)+	Sussex Re 2022, 12/31/27	—
300,000(c)(n)+	Thopas Re 2020, 12/31/25	60
250,000(c)(n)+	Thopas Re 2021, 12/31/25	2,325
250,000(c)(n)+	Thopas Re 2022, 12/31/27	—
766,025(c)(n)+	Thopas Re 2023, 12/31/28	2,604
766,025(c)(n)+	Thopas Re 2024, 12/31/29	69,938
750,000(c)(m)+	Thopas Re 2025, 12/31/30	649,575
375,860(n)+	Torricelli Re 2021, 7/31/25	2,443
500,000(n)+	Torricelli Re 2022, 6/30/28	1,750
750,000(n)+	Torricelli Re 2023, 6/30/29	13,575
750,000(c)(n)+	Torricelli Re 2024, 6/30/30	828,680
500,000(c)(n)+	Viribus Re 2018, 12/31/25	—
212,306(n)+	Viribus Re 2019, 12/31/25	—
Pioneer Diversified High Income Fund, Inc. | 1/31/2520

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
240,783(c)(n)+	Viribus Re 2020, 12/31/25	$ 7,392
221,888(c)(n)+	Viribus Re 2022, 12/31/27	355
		$8,638,735

	Total Reinsurance Sidecars	$9,136,287

	Total Insurance-Linked Securities (Cost $30,713,267)	$32,033,761

Principal Amount USD ($)
	Foreign Government Bonds — 1.3% of Net Assets
	Angola — 0.4%
448,000	Angolan Government International Bond, 8.250%, 5/9/28 (144A)	$ 422,254
	Total Angola	$422,254

	El Salvador — 0.2%
170,000	El Salvador Government International Bond, 9.650%, 11/21/54 (144A)	$ 180,603
	Total El Salvador	$180,603

	Ghana — 0.4%
7,680(f)	Ghana Government International Bond, 0.000%, 7/3/26 (144A)	$ 7,169
18,377(f)	Ghana Government International Bond, 0.000%, 1/3/30 (144A)	14,311
12,000(f)	Ghana Government International Bond, 0.000%, 7/3/26	11,202
23,591(f)	Ghana Government International Bond, 0.000%, 1/3/30	18,372
77,440(l)	Ghana Government International Bond, 5.000%, 7/3/29 (144A)	69,017
111,360(l)	Ghana Government International Bond, 5.000%, 7/3/35 (144A)	81,282
121,000(l)	Ghana Government International Bond, 5.000%, 7/3/29	107,839
174,000(l)	Ghana Government International Bond, 5.000%, 7/3/35	127,002
	Total Ghana	$436,194

21Pioneer Diversified High Income Fund, Inc. | 1/31/25

Principal Amount USD ($)		Value
	Ukraine — 0.3%
20,419(l)	Ukraine Government International Bond, 0.000%, 2/1/30 (144A)	$ 11,531
76,302(l)	Ukraine Government International Bond, 0.000%, 2/1/34 (144A)	33,051
64,481(l)	Ukraine Government International Bond, 0.000%, 2/1/35 (144A)	39,785
53,734(l)	Ukraine Government International Bond, 0.000%, 2/1/36 (144A)	33,062
149,520(l)	Ukraine Government International Bond, 1.750%, 2/1/29 (144A)	104,851
130,830(l)	Ukraine Government International Bond, 1.750%, 2/1/34 (144A)	73,880
93,450(l)	Ukraine Government International Bond, 1.750%, 2/1/35 (144A)	52,274
	Total Ukraine	$348,434

	Total Foreign Government Bonds (Cost $1,339,092)	$1,387,485

Shares
	SHORT TERM INVESTMENTS — 0.1% of Net Assets
	Open-End Fund — 0.1%
87,163(o)	Dreyfus Government Cash Management, Institutional Shares, 4.26%	$ 87,163
		$87,163

	TOTAL SHORT TERM INVESTMENTS (Cost $87,163)	$87,163

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 142.0% (Cost $150,293,682)	$150,262,193
	OTHER ASSETS AND LIABILITIES — (42.0)%	$(44,477,120)
	net assets — 100.0%	$105,785,073

bps	Basis Points.
CMT	Constant Maturity Treasury.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
Pioneer Diversified High Income Fund, Inc. | 1/31/2522

Schedule of Investments  |  1/31/25
(unaudited) (continued)
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $116,449,274, or 110.1% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2025.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Security is priced as a unit.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(j)	Security is perpetual in nature and has no stated maturity date.
(k)	Security is in default.
(l)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at January 31, 2025.
(m)	Issued as participation notes.
(n)	Issued as preference shares.
(o)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	4/12/2023	$250,000	$260,425
Alamo Re	4/4/2024	250,000	259,925
Alamo Re	4/4/2024	250,000	264,300
Alturas Re 2020-3	8/3/2020	—	—
Alturas Re 2021-3	8/16/2021	20,769	8,761
23Pioneer Diversified High Income Fund, Inc. | 1/31/25

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	1/18/2022	$—	$21,021
Aquila Re	5/10/2023	250,000	261,525
Aquila Re	5/10/2023	250,000	263,200
Atlas Capital	5/17/2023	250,000	263,050
Atlas Re	5/24/2024	250,000	284,800
Ballybunion Re 2022	3/9/2022	—	—
Banbury-PI0050 Re 2024	8/19/2024	500,000	527,126
Bantry Re 2024	2/1/2024	—	134,543
Bantry Re 2025	1/21/2025	1,000,000	980,000
Berwick Re 2020-1	9/24/2020	—	—
Berwick Re 2025	1/17/2025	1,000,000	990,000
Blue Ridge Re	11/14/2023	500,000	520,600
Bonanza Re	1/6/2023	250,000	256,375
Bonanza Re	7/25/2023	246,399	249,500
Bonanza Re	12/16/2024	250,000	251,075
Brotherhood Re	1/22/2018	39,767	—
Cape Lookout Re	3/16/2022	250,000	252,000
Cape Lookout Re	4/14/2023	250,000	260,400
Carnoustie Re 2023	3/22/2023	—	16,952
Carnoustie Re 2024	1/11/2024	—	45,021
Carnoustie Re 2025	1/17/2025	500,000	480,000
Cat Re 2001	11/14/2023	250,000	259,700
Cheltenham-PI0051 Re 2024	7/1/2024	196,626	244,092
Citrus Re	4/27/2023	250,000	261,900
Citrus Re	4/27/2023	250,000	259,100
Citrus Re	3/19/2024	250,000	259,650
Clearwater Re 2025	1/15/2025	500,000	490,000
Dartmouth Re 2021	1/19/2021	11,466	15,000
Eden Re II	1/25/2021	9,905	3,320
Eden Re II	1/21/2022	1,568	1,969
Eden Re II	1/17/2023	—	8,924
FloodSmart Re	2/14/2022	250,000	251,000
FloodSmart Re	2/23/2023	250,000	255,475
FloodSmart Re	2/29/2024	500,000	523,000
Foundation Re	12/19/2023	500,000	510,200
Four Lakes Re	12/8/2023	250,000	254,150
Four Lakes Re	12/8/2023	250,000	257,975
Galileo Re	12/4/2023	501,024	527,900
Gamboge Re	5/9/2024	436,328	509,949
Gateway Re	2/3/2023	250,000	266,275
Gateway Re II	4/13/2023	250,000	264,225
Gleneagles Re 2021	1/13/2021	4,575	25
Gleneagles Re 2022	1/18/2022	104,409	37,500
Gullane Re 2024	2/14/2024	—	100,852
Pioneer Diversified High Income Fund, Inc. | 1/31/2524

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Gullane Re 2025	1/22/2025	$1,000,000	$960,000
Harambee Re 2018	12/19/2017	17,375	600
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
High Point Re	12/1/2023	250,000	254,225
Integrity Re	5/9/2022	250,000	25,000
Integrity Re	3/23/2023	250,000	259,500
International Bank for Reconstruction & Development	5/1/2024	250,000	264,625
International Bank for Reconstruction & Development	5/10/2024	243,161	258,675
Kendall Re	4/22/2024	250,000	260,000
Kilimanjaro II Re	6/24/2024	250,000	265,300
Kilimanjaro III Re	4/8/2021	250,000	253,750
Kilimanjaro III Re	4/8/2021	250,000	251,200
Lightning Re	3/20/2023	250,000	264,750
Lorenz Re 2019	6/26/2019	75,227	3,892
Mangrove Risk Solutions	7/9/2024	—	3,675
Marlon Re	5/24/2024	250,000	255,250
Matterhorn Re	12/15/2021	250,000	247,225
Matterhorn Re	3/10/2022	500,000	502,000
Merion Re 2022-2	3/1/2022	345,777	326,888
Merion Re 2024-1	1/11/2024	—	20,807
Merion Re 2025-1	1/16/2025	644,006	656,237
Merna Re II	4/5/2023	250,000	261,350
Merna Re II	5/8/2024	250,000	261,550
Merna Re II	5/8/2024	250,000	262,700
Merna Re II	5/8/2024	250,000	263,875
Mona Lisa Re	12/30/2022	250,000	262,000
Mona Lisa Re	6/13/2024	250,000	275,075
Mystic Re	12/12/2023	499,330	522,100
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2024	5/23/2024	443,679	512,829
Old Head Re 2025	1/2/2025	193,449	197,989
Pangaea Re 2024-3	7/26/2024	500,000	525,000
Pangaea Re 2025-1	1/16/2025	500,000	485,000
Phoenix 3 Re	12/21/2020	194,948	280,275
PI0047 2024-1	1/26/2024	872,164	969,566
Pine Valley Re 2025	1/7/2025	215,514	215,514
Portsalon Re 2022	7/15/2022	202,158	229,230
Purple Re	4/6/2023	250,000	263,175
Purple Re	4/2/2024	250,000	255,575
Queen Street Re	5/12/2023	500,000	514,500
Residential Re	10/28/2021	500,000	486,200
25Pioneer Diversified High Income Fund, Inc. | 1/31/25

Restricted Securities	Acquisition date	Cost	Value
Residential Re	11/22/2022	$375,000	$393,525
Residential Re	11/7/2023	500,000	523,050
Residential Re	11/4/2024	250,000	256,075
Sanders Re	5/24/2023	500,000	522,700
Sanders Re	1/16/2024	250,000	261,250
Sanders Re	12/10/2024	500,000	499,550
Sanders Re III	3/24/2023	250,000	259,225
Sector Re V	12/4/2023	645	187,884
Sector Re V	12/29/2023	645	187,884
Sector Re V	12/31/2024	1,000,000	1,034,428
Solomon Re	6/12/2023	250,000	257,500
Stabilitas Re	6/7/2023	250,000	259,900
Sussex Re 2021-1	1/26/2021	—	—
Sussex Re 2022	1/5/2022	—	—
Sutter Re	6/6/2023	250,000	262,850
Thopas Re 2020	12/30/2019	—	60
Thopas Re 2021	1/22/2021	—	2,325
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/13/2023	—	2,604
Thopas Re 2024	2/2/2024	—	69,938
Thopas Re 2025	1/10/2025	750,000	649,575
Topanga Re	10/5/2023	239,649	125,000
Torrey Pines Re	5/18/2023	300,000	308,550
Torricelli Re 2021	7/2/2021	—	2,443
Torricelli Re 2022	7/26/2022	—	1,750
Torricelli Re 2023	7/19/2023	—	13,575
Torricelli Re 2024	7/25/2024	743,994	828,680
Ursa Re	4/12/2023	250,000	255,125
Viribus Re 2018	12/22/2017	8,294	—
Viribus Re 2019	3/25/2019	—	—
Viribus Re 2020	3/12/2020	24,541	7,392
Viribus Re 2022	4/18/2022	—	355
Walton Health Re 2019	7/18/2019	—	34,248
Walton Health Re 2022	7/13/2022	875	36,438
Total Restricted Securities			$32,033,761
% of Net assets			30.3%
Pioneer Diversified High Income Fund, Inc. | 1/31/2526

Schedule of Investments  |  1/31/25
(unaudited) (continued)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,370,000	USD	2,493,077	Citibank NA	3/21/25	$(28,712)
EUR	900,000	USD	956,251	HSBC Bank USA NA	2/24/25	(21,574)
USD	393,290	GBP	310,000	HSBC Bank USA NA	3/27/25	8,993
USD	6,472,598	EUR	6,185,950	HSBC Bank USA NA	4/30/25	26,479
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(14,814)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
4	U.S. Ultra Bond (CBT)	3/20/25	$491,073	$473,875	$(17,198)
TOTAL FUTURES CONTRACTS			$491,073	$473,875	$(17,198)
CBT	Chicago Board of Trade.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR — Euro
GBP — Great British Pound
IDR — Indonesian Rupiah
USD — United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
27Pioneer Diversified High Income Fund, Inc. | 1/31/25

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$7,071,239	$—	$7,071,239
Common Stocks
Communications Equipment	—	108,740	—	108,740
Financial Services	—	—	8,843	8,843
Oil, Gas & Consumable Fuels	32	285	—	317
Passenger Airlines	—	505,354	—	505,354
Professional Services	—	—	—*	—*
All Other Common Stocks	51,669	—	—	51,669
Asset Backed Securities	—	5,102,525	43,000	5,145,525
Collateralized Mortgage Obligations	—	2,884,176	—	2,884,176
Commercial Mortgage-Backed Securities	—	10,797,623	—	10,797,623
Convertible Corporate Bonds	—	2,214,870	—	2,214,870
Corporate Bonds
Banks	—	4,832,016	—*	4,832,016
Diversified Financial Services	—	7,007,692	—*	7,007,692
Pharmaceuticals	—	—	—*	—*
All Other Corporate Bonds	—	76,099,347	—	76,099,347
Preferred Stock	—	21,957	—	21,957
Right/Warrant	4,416	—	—	4,416
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	229,230	229,230
Multiperil – U.S.	—	—	1,213,658	1,213,658
Multiperil – Worldwide	—	—	1,966,457	1,966,457
Windstorm – North Carolina	—	—	3,675	3,675
Windstorm – U.S. Regional	—	—	512,829	512,829
Reinsurance Sidecars
Multiperil – U.S.	—	—	497,552	497,552
Multiperil – U.S. Regional	—	—	—*	—*
Multiperil – Worldwide	—	—	8,638,735	8,638,735
All Other Insurance-Linked Securities	—	18,971,625	—	18,971,625
Foreign Government Bonds	—	1,387,485	—	1,387,485
Open-End Fund	87,163	—	—	87,163
Total Investments in Securities	$143,280	$137,004,934	$13,113,979	$150,262,193
Pioneer Diversified High Income Fund, Inc. | 1/31/2528

Schedule of Investments  |  1/31/25
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(14,814)	$—	$(14,814)
Net unrealized depreciation on futures contracts	(17,198)	—	—	(17,198)
Total Other Financial Instruments	$(17,198)	$(14,814)	$—	$(32,012)
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Asset Backed Securities	Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 4/30/24	$50,188	$104,000	$—*	$11,596,456	$11,750,644
Realized gain (loss)	—	—	—	(955,892)	(955,892)
Changed in unrealized appreciation (depreciation)	57,276	(72,101)	(32,417)	692,346	645,104
Return of capital	—	11,101	—*	(5,590,096)	(5,578,995)
Purchases	10,106	—	1,169	10,874,124	10,885,400
Sales	—	—	—	(3,554,802)	(3,554,802)
Transfers in to Level 3**	13	—	31,248	—	31,260
Transfers out of Level 3**	(108,740)	—	—	—	(108,740)
Balance as of 1/31/25	$8,843	$43,000	$—*	$13,062,136	$13,113,979
*	Securities valued at $0.
**	Transfers are calculated on the beginning of period values. During the period ended January 31, 2025 investments having aggregate value of $50,188 was transferred out of Level 3 to Level 2, as there was significant observable inputs available to determine their value. Securities valued at $31,261 were transferred from Level 2 to Level 3, due to valuing the securities using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2025:		$285,501
29Pioneer Diversified High Income Fund, Inc. | 1/31/25